Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

16 Cash and cash equivalents

Cash and cash equivalents comprise:

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Cash on hand	576	783	4,465
Cash at bank	6,488,637	6,414,658	6,323,656
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	6,489,213	6,415,441	6,328,121